Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Supplements Businesses Information Segregated from Continuing Operations

The following summarized financial information related to the vitamins and nutritional supplements businesses has been segregated from continuing operations and reported as discontinued operations through the date of disposition (in thousands).

For The Year Ended December 31, 2010
Net revenue	$4,362
Income from discontinued operations before income taxes	$18,487
Provision for income taxes	$7,090
Net income from discontinued operations	$11,397